Cover	Apr. 08, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 08, 2026
Entity File Number	1-5998
Entity Registrant Name	Marsh & McLennan Companies, Inc.
Entity Central Index Key	0000062709
Entity Tax Identification Number	36-2668272
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1166 Avenue of the Americas
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	212
Local Phone Number	345-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, par value $1.00 per share
Title of 12(b) Security	Common Stock, par value $1.00 per share
Trading Symbol	MRSH
Security Exchange Name	NYSE